Employee Benefit Plans - Plan Contributions (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Jan. 01, 2021	Apr. 30, 2020	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Multiemployer Plans [Line Items]
Company contributions				$ 17,156			$ 15,251	$ 14,592
Local 731 I b Of T Pension Fund [Member]
Multiemployer Plans [Line Items]
Registration number				36-6513567 - 001
Pension Protection Act zone status					Green
FIP/RP status				NA
Company contributions				$ 4,484			$ 4,504	4,628
Collective-bargaining agreement, expiration date				Sep. 30, 2023
Western Conference of Teamsters Pension Trust [Member]
Multiemployer Plans [Line Items]
Registration number				91-6145047 - 001
Pension Protection Act zone status				Green			Green
FIP/RP status				NA
Company contributions				$ 5,803			$ 4,963	4,841
Western Conference of Teamsters Pension Trust [Member] | Minimum [Member]
Multiemployer Plans [Line Items]
Collective-bargaining agreement, expiration date				Apr. 30, 2023
Western Conference of Teamsters Pension Trust [Member] | Maximum [Member]
Multiemployer Plans [Line Items]
Collective-bargaining agreement, expiration date				Jun. 30, 2027
International Union of Operating Engineers Pension Trust [Member]
Multiemployer Plans [Line Items]
Registration number				85512-1
Pension Protection Act zone status		Green
FIP/RP status				NA
Company contributions				$ 281			295	279
Collective-bargaining agreement, expiration date				Mar. 31, 2024
Multi-Sector Pension Plan [Member]
Multiemployer Plans [Line Items]
Registration number				1085653
Pension Protection Act zone status	Red
FIP/RP status				NA
Company contributions				$ 249			265	196
Collective-bargaining agreement, expiration date				Dec. 31, 2023
Midwest Operating Engineers Pension Plan [Member]
Multiemployer Plans [Line Items]
Registration number				36-6140097 - 001
Pension Protection Act zone status			Green			Green
FIP/RP status				NA
Company contributions				$ 542			$ 424	316
Collective-bargaining agreement, expiration date				Oct. 31, 2025
Locals 302 & 612 of the IOUE - Employers Construction Industry Retirement Plan [Member]
Multiemployer Plans [Line Items]
Registration number				91-6028571 - 001
Pension Protection Act zone status				Green			Green
FIP/RP status				NA
Company contributions				$ 338			$ 313	298
Collective-bargaining agreement, expiration date				Nov. 16, 2022
Suburban Teamsters of Northern Illinois Pension Fund [Member]
Multiemployer Plans [Line Items]
Registration number				36-6155778 - 001
Pension Protection Act zone status				Green			Green
FIP/RP status				NA
Company contributions				$ 2,516			$ 2,300	2,080
Collective-bargaining agreement, expiration date				Feb. 29, 2024
Teamster Local 301 Pension Fund [Member]
Multiemployer Plans [Line Items]
Registration number				36-6492992 - 001
Pension Protection Act zone status				Green			Green
FIP/RP status				NA
Company contributions				$ 1,310			$ 841	673
Collective-bargaining agreement, expiration date				Sep. 30, 2023
Automobile Mechanics' Local No. 701 Union and Industry Pension Fund [Member]
Multiemployer Plans [Line Items]
Registration number				36-6042061 - 001
Pension Protection Act zone status				Green			Green
FIP/RP status				NA
Company contributions				$ 470			$ 439	457
Collective-bargaining agreement, expiration date				Dec. 31, 2022
IAM National Pension Fund [Member]
Multiemployer Plans [Line Items]
Registration number				51-6031295 - 002
Pension Protection Act zone status				Red			Red
FIP/RP status				Implemented
Company contributions				$ 342			$ 299	310
Collective-bargaining agreement, expiration date				Dec. 31, 2022
Local 813 Pension Trust Fund [Member]
Multiemployer Plans [Line Items]
Registration number				13-1975659 - 001
Pension Protection Act zone status				Red			Red
FIP/RP status				Implemented
Company contributions				$ 429			$ 258	183
Collective-bargaining agreement, expiration date				Nov. 30, 2027
Recycling and General Industrial Union Local 108 Pension Fund [Member]
Multiemployer Plans [Line Items]
Registration number				13-6366378 - 001
Pension Protection Act zone status				Green			Green
FIP/RP status				NA
Company contributions				$ 230			$ 217	269
Collective-bargaining agreement, expiration date				Feb. 28, 2027
Nurses and Local 813 IBT Retirement Plan [Member]
Multiemployer Plans [Line Items]
Registration number				13-3628926 - 001
Pension Protection Act zone status				Green			Green
FIP/RP status				NA
Company contributions				$ 97			$ 58	52
Collective-bargaining agreement, expiration date				Nov. 30, 2027
Other Multiemployer Plans [Member]
Multiemployer Plans [Line Items]
Company contributions				$ 65			$ 75	$ 10